Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows: (Details)	12 Months Ended
Dec. 31, 2021
Buildings [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	25 years
Machinery And Equipments [Member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	10 years
Vehicles [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	4 years
Fixtures and fittings [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	10 years
It Equipment [Member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	5 years
Library Books [Member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	10 years
Laboratories And Clinics [Member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	10 years
Leasehold improvements [member]
IfrsStatementLineItems [Line Items]
Useful lives of assets	20 years